Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000065111
Average Annual Return [Line Items]
Average Annual Return, Percent	19.81%	7.21%	8.17%
Without Sales Load [Member] | C000012974
Average Annual Return [Line Items]
Average Annual Return, Percent	29.04%	12.26%	15.63%
Without Sales Load [Member] | C000188907
Average Annual Return [Line Items]
Average Annual Return, Percent	29.34%	12.53%
Without Sales Load [Member] | C000065110
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%	9.93%	11.79%
Without Sales Load [Member] | C000188908
Average Annual Return [Line Items]
Average Annual Return, Percent	33.64%	10.17%
Without Sales Load [Member] | C000153268
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%	1.25%	2.27%
Bloomberg Developed Markets Large & Mid Cap Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	27.81%	12.35%	13.57%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.61%	13.89%	15.78%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.61%	13.89%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.29%	9.75%	10.08%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.29%	9.75%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Bloomberg Global Equity/Fixed Income 60/40 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.52%	6.73%	8.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg 1000 Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.89%	14.24%	17.57%
Bloomberg 1000 Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.89%	14.24%